Financial assets at fair value through profit or loss - Debt Securities FVTPL (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities Held [Abstract]
BCRA Liquidity Bills	$ 3,984,496	$ 9,825,872
Private securities - Corporate bonds	93,603	258,305
Government securities	51,871	1,465,712
TOTAL	$ 4,129,970	$ 11,549,889